Offsetting financial assets and financial liabilities - Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Oct. 31, 2020	Oct. 31, 2019
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Financial cash collateral pledged	$ 13.5	$ 11.5
Financial non-cash collateral pledged	275.6	226.5
Cash margin offset against derivative liabilities balance on balance sheet	$ 2.0	$ 1.3